Finance income and costs (Details) - EUR (€)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Analysis of income and expense [abstract]
Interest income	€ 200,000	€ 0	€ 200,000	€ 0
Reversal of impairment loss on short term investments (a)	0	2,800,000	0	0
Reversal of impairment loss on short term investments (a)	4,700,000	0	1,500,000	0
Net foreign exchange gains on translation of financial assets and liabilities	7,200,000	7,600,000	10,800,000	0
Total finance income	12,100,000	10,400,000	12,500,000	0
Interest expense (a)	(15,400,000)	(15,400,000)	(44,100,000)	(43,000,000.0)
Net impairment loss on short term investments	0	0	0	9,600,000
Net foreign exchange losses arising on translation of financial assets and liabilities	0	0	0	(4,500,000)
Net pension interest costs	(600,000)	(400,000)	(2,000,000.0)	(1,200,000)
Amortization of borrowing costs	(500,000)	(500,000)	(1,500,000)	(1,500,000)
Net fair value losses on derivatives held at fair value through profit or loss	0	(9,100,000)	0	(12,700,000)
Financing costs incurred on new or amended debt (b)	0	0	0	(17,900,000)
Total finance costs	(16,500,000)	(25,400,000)	(47,600,000)	(90,400,000)
Net financing costs	€ (4,400,000)	€ (15,000,000.0)	€ (35,100,000)	(90,400,000)
Gains (Losses) on Restructuring of previous debt				€ (10,100,000)